Funds held for clients - (Details) - CAD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Disclosure Of Funds Held For Clients [Line Items]
Funds held for clients	$ 725,178	$ 368,112
Cash and cash equivalents
Disclosure Of Funds Held For Clients [Line Items]
Funds held for clients	576,708	187,823
Long-term bonds
Disclosure Of Funds Held For Clients [Line Items]
Funds held for clients	$ 148,470	$ 180,289